Shareholder Report, Average Annual Return (Details) B132785_Direxion Daily Dow Jones Internet Bear 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	72 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Dow Jones Internet Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Dow Jones Internet Bear 3X Shares NAV
Average Annual Return, Percent	(63.35%)	(46.21%)	(55.37%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	16.07%
Dow Jones Internet Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
Average Annual Return, Percent	29.96%	9.27%	13.99%